UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07265

                           OPPENHEIMER ENTERPRISE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Enterprise Fund

STATEMENT OF INVESTMENTS   November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.5%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.8%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Royal Caribbean Cruises Ltd.                                                  50,000   $      2,485,000
-----------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                              101,000          2,413,900
                                                                                        ------------------
                                                                                              4,898,900
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--3.4%
Brunswick Corp.                                                               58,400          2,851,088
-----------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                   192,000          3,538,560
                                                                                        ------------------
                                                                                              6,389,648
-----------------------------------------------------------------------------------------------------------
MEDIA--1.4%
Univision Communications, Inc., Cl. A 1                                       90,000          2,709,000
                                                                                        ------------------
                                                                                              2,709,000
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.7%
Target Corp.                                                                  63,200          3,237,104
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.2%
Best Buy Co., Inc.                                                            15,000            845,700
-----------------------------------------------------------------------------------------------------------
Build-A-Bear-Workshop, Inc. 1                                                  2,700             79,326
-----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                           34,200          1,320,120
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                              175,700          3,839,045
-----------------------------------------------------------------------------------------------------------
PetsMart, Inc.                                                                56,900          1,949,963
-----------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                      85,900          3,650,750
                                                                                        ------------------
                                                                                             11,684,904
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Coach, Inc. 1                                                                 65,200          3,249,568
-----------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                       36,800          1,449,552
                                                                                        ------------------
                                                                                              4,699,120
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--1.9%
PepsiCo, Inc.                                                                 71,000          3,543,610
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Wal-Mart Stores, Inc.                                                         50,600          2,634,236
-----------------------------------------------------------------------------------------------------------
ENERGY--0.8%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
BJ Services Co.                                                               31,700          1,606,239
-----------------------------------------------------------------------------------------------------------
FINANCIALS--8.0%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Commerce Bancorp, Inc.                                                        42,300          2,642,481
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.0%
First Marblehead Corp. (The) 1                                                33,500          1,901,460
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
American Express Co.                                                         113,500          6,323,085
-----------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
AMBAC Financial Group, Inc.                                                   53,700          4,367,421
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--16.7%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--7.4%
Amgen, Inc. 1                                                                 50,600          3,038,024
-----------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                               67,200          1,842,624
-----------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                             39,200          1,564,080
-----------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                             34,500          1,664,625
-----------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                            18,400          1,030,584
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      100,000          3,446,000
-----------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                    34,900          1,356,563
                                                                                        ------------------
                                                                                             13,942,500
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
Boston Scientific Corp. 1                                                     93,600          3,258,216
-----------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                               70,500          2,266,575
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               124,400          5,234,752
                                                                                        ------------------
                                                                                             10,759,543
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
Allergan, Inc.                                                                21,600          1,587,600
-----------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR 1                                                         37,600            992,640
-----------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                                            52,800          1,425,072
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 103,300          2,868,641
                                                                                        ------------------
                                                                                              6,873,953
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.2%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Rockwell Collins, Inc.                                                        98,000          3,906,280
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Corporate Executive Board Co.                                                 24,500          1,643,460
-----------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                            65,100          2,720,529
                                                                                        ------------------
                                                                                              4,363,989
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.7%
General Electric Co.                                                         250,000          8,840,000
-----------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Donaldson Co., Inc.                                                           68,200          2,114,200
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                                                  31,000          1,895,960
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.9%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.0%
Cisco Systems, Inc. 1                                                        200,000          3,742,000
-----------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                  147,400          3,135,198
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR 1                             131,000          4,355,750
                                                                                        ------------------
                                                                                             11,232,948
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.5%
Dell, Inc. 1                                                                 150,000          6,078,000
-----------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                  600,000          8,052,000
                                                                                        ------------------
                                                                                             14,130,000
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
CDW Corp.                                                                     61,000          4,008,920
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.5%
Shopping.com Ltd. 1                                                            1,600             48,994
-----------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                               125,000          4,702,500
                                                                                        ------------------
                                                                                              4,751,494
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Fiserv, Inc. 1                                                                74,200          2,857,442
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.5%
ATMI, Inc. 1                                                                  53,800          1,238,476
-----------------------------------------------------------------------------------------------------------
Intel Corp.                                                                   88,000          1,966,800
-----------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                              298,900          9,582,734
-----------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                       60,600          1,465,308
                                                                                        ------------------
                                                                                             14,253,318
-----------------------------------------------------------------------------------------------------------
SOFTWARE--10.8%
Autodesk, Inc.                                                                90,500          5,919,605
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              390,000         10,455,900
-----------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                         48,200          2,144,900
-----------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                              30,200          1,927,062
                                                                                        ------------------
                                                                                             20,447,467
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
SpectraSite, Inc. 1                                                           26,800          1,553,328
                                                                                        ------------------
Total Common Stocks (Cost $149,780,134)                                                     182,568,550
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
Axsun Technologies, Inc., Cv., Series C 1,2,3                                514,139            182,674
-----------------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3                                         543,478            122,391
                                                                                        ------------------
Total Preferred Stocks (Cost $10,000,000)                                                       305,065
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
Undivided interest of 1.17% in joint
repurchase agreement (Principal Amount/Value
$462,887,000, with a maturity value of
$462,912,587) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$5,401,299 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $472,958,882
(Cost $5,401,000)                                                  $       5,401,000          5,401,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $165,181,134)                                  99.5%      188,274,615
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   0.5           871,049
                                                                     -------------------------------------
Net Assets                                                                      100.0% $    189,145,664
                                                                     =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of November 30, 2004 was $305,065, which represents 0.16% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:


                        ACQUISITION                         VALUATION AS OF           UNREALIZED
SECURITY                      DATES            COST       NOVEMBER 30, 2004         DEPRECIATION
------------------------------------------------------------------------------------------------
STOCKS AND/OR
WARRANTS
Axsun Technologies,
Inc., Cv., Series C       12/13/00    $   6,000,002         $       182,674         $  5,817,328
Multiplex, Inc., Cv.,
Series C                    2/9/01        3,999,998                 122,391            3,877,607

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2004 amounts to $305,065. Transactions during the period in which the issuer was an affiliate are as follows:


                                  SHARES         GROSS            GROSS                 SHARES
                         AUGUST 31, 2004     ADDITIONS       REDUCTIONS      NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------
Axsun Technologies,
Inc., Cv.,
 Series C                        514,139            --               --                514,139
Multiplex, Inc., Cv.,
Series C                         543,478            --               --                543,478


                                                             UNREALIZED               DIVIDEND
                                                           DEPRECIATION                 INCOME
----------------------------------------------------------------------------------------------
Axsun Technologies,
Inc., Cv.,
Series C                                                 $    5,817,328            $        --
Multiplex, Inc., Cv.,
Series C                                                      3,877,607                     --
                                                         -------------------------------------
                                                         $    9,694,935            $        --
                                                         =====================================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 165,274,544
                                              =============

Gross unrealized appreciation                 $  38,086,359
Gross unrealized depreciation                   (15,086,287)
                                              -------------
Net unrealized appreciation                   $  23,000,072
                                              =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)